Real estate properties held for lease, net (Tables)	12 Months Ended
Dec. 31, 2014
Real estate properties held for lease, net [Abstract]
Schedule of Real Estate Properties Held for Lease, Net
	December 31, 2013	December 31, 2014
	US$	US$
Elementary schools	3,498,308	3,485,673
Basement parking	1,986,277	1,979,104
Kindergartens	8,523,103	8,040,216
Parking facilities	11,390,228	19,238,109
Clubhouses	6,130,231	6,811,668
Shopping mall	37,503,375	40,322,338

Total costs	69,031,522	79,877,108

Accumulated depreciation	(8,621,341)	(10,653,360)

Real estate properties held for lease, net	60,410,181	69,223,748

Schedule Of Minimum Rental Receivables
Year	Amount
US$
2015	9,308,920
2016	9,319,353
2017	9,331,302
2018	9,248,185
2019 and thereafter	104,134,048

Total	141,341,808